UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Bond Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Small Cap Equity Fund

Knights of Columbus International Equity Fund

Semi-Annual Report	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 41.2%
	Face Amount	Value
CONSUMER DISCRETIONARY — 1.0%
DR Horton
4.000%, 02/15/20	$250,000	$260,028
Viacom
6.875%, 04/30/36	250,000	290,486

		550,514

CONSUMER STAPLES — 4.0%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	327,736
Bunge Finance
3.250%, 08/15/26	250,000	244,475
Conagra Brands
3.200%, 01/25/23	235,000	238,080
Constellation Brands
4.750%, 12/01/25	250,000	271,668
Kraft Heinz Foods
5.000%, 06/04/42	300,000	309,146
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	242,311
Smithfield Foods
4.250%, 02/01/27 (A)	250,000	255,295
Walgreens Boots Alliance
4.500%, 11/18/34	300,000	301,054

		2,189,765

ENERGY — 4.7%
Apache
6.000%, 01/15/37	250,000	289,267
Cenovus Energy
5.700%, 10/15/19	250,000	268,915

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Colorado Interstate Gas
4.150%, 08/15/26 (A)	$250,000	$247,468
ConocoPhillips
4.150%, 11/15/34	250,000	249,166
Devon Energy
5.600%, 07/15/41	250,000	267,370
Kerr-McGee
7.125%, 10/15/27	250,000	291,417
Marathon Oil
3.850%, 06/01/25	200,000	198,662
NuStar Logistics
5.625%, 04/28/27	250,000	257,820
Western Gas Partners
2.600%, 08/15/18	220,000	220,767
Williams Partners
4.875%, 05/15/23	250,000	257,500

		2,548,352

FINANCIALS — 15.4%
Aon
3.875%, 12/15/25	200,000	205,555
Ares Capital
4.875%, 11/30/18	500,000	516,983
Bank of America MTN
4.000%, 01/22/25	300,000	302,699
Bank of Montreal MTN
1.900%, 08/27/21	250,000	245,743
Brookfield Finance
4.250%, 06/02/26	250,000	256,430
Citigroup
4.750%, 05/18/46	250,000	249,405
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	293,784
Discover Financial Services
3.850%, 11/21/22	250,000	256,271
First Republic Bank
4.375%, 08/01/46	250,000	240,603
Ford Motor Credit
5.875%, 08/02/21	300,000	333,763
General Motors Financial
3.700%, 05/09/23	250,000	251,183
Goldman Sachs Group
3.500%, 01/23/25	300,000	301,328
GTP Acquisition Partners I
3.482%, 06/16/25 (A)	600,000	598,512
Huntington National Bank
2.200%, 04/01/19	300,000	301,100
Legg Mason
5.625%, 01/15/44	250,000	256,742
Morgan Stanley MTN
4.875%, 11/01/22	300,000	326,243
National City
6.875%, 05/15/19	300,000	328,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Neuberger Berman Group
4.500%, 03/15/27 (A)	$250,000	$257,611
PennantPark Investment
4.500%, 10/01/19	250,000	251,910
Regions Financial
3.200%, 02/08/21	250,000	255,540
Santander Holdings USA
2.700%, 05/24/19	300,000	301,092
Stifel Financial
4.250%, 07/18/24	250,000	255,232
SunTrust Banks
5.050%, 06/15/22 (B)	300,000	300,000
TIAA Asset Management Finance
4.125%, 11/01/24 (A)	800,000	824,573
Wells Fargo
7.980%, 03/15/18	300,000	313,875
Westpac Banking MTN
4.322%, 11/23/31 (B)	250,000	256,503

		8,281,643

INDUSTRIALS — 4.8%
AerCap Ireland Capital DAC
3.500%, 05/26/22	250,000	254,007
Air Lease
3.000%, 09/15/23	250,000	245,749
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	514,491	502,915
FLIR Systems
3.125%, 06/15/21	250,000	252,413
Masco
6.500%, 08/15/32	250,000	296,957
Pentair Finance
4.650%, 09/15/25	250,000	264,125
Rockwell Collins
4.350%, 04/15/47	250,000	253,225
Ryder System MTN
3.450%, 11/15/21	300,000	309,363
Wabtec
3.450%, 11/15/26 (A)	250,000	245,029

		2,623,783

INFORMATION TECHNOLOGY — 1.4%
Amphenol
2.200%, 04/01/20	300,000	300,698
Avnet
3.750%, 12/01/21	250,000	253,867
Oracle
4.125%, 05/15/45	200,000	199,122

		753,687

MATERIALS — 4.1%
CF Industries
4.500%, 12/01/26 (A)	300,000	304,946

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Dow Chemical
4.375%, 11/15/42	$200,000	$200,895
Glencore Funding
4.125%, 05/30/23 (A)	250,000	256,853
HB Fuller
4.000%, 02/15/27	250,000	254,040
Martin Marietta Materials
6.250%, 05/01/37	250,000	287,067
Nucor
5.200%, 08/01/43	300,000	344,605
RPM International
5.250%, 06/01/45	250,000	271,844
WestRock MWV
7.550%, 03/01/47	250,000	313,284

		2,233,534

REAL ESTATE — 1.6%
National Retail Properties
3.900%, 06/15/24 ‡	300,000	309,241
Spirit Realty
4.450%, 09/15/26 ‡ (A)	250,000	247,807
Vornado Realty
5.000%, 01/15/22 ‡	300,000	325,990

		883,038

TELECOMMUNICATION SERVICES — 2.2%
AT&T
3.950%, 01/15/25	300,000	303,800
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	304,566
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	300,000	293,623
Verizon Communications
4.272%, 01/15/36	300,000	280,609

		1,182,598

UTILITIES — 2.0%
AEP Texas Central
3.850%, 10/01/25 (A)	300,000	311,534
Emera US Finance
4.750%, 06/15/46	250,000	253,539
Fortis
2.100%, 10/04/21 (A)	250,000	243,330
Spire
3.543%, 02/27/24	250,000	252,581

		1,060,984

Total Corporate Obligations (Cost $22,119,118)		22,307,898

MORTGAGE-BACKED SECURITIES — 17.7%

Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A) (B)	449,022	458,038

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A) (B)	$410,067	$418,300
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A) (B)	549,072	560,097
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.185%, 08/15/34 (A) (B)	250,000	266,373
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	427,800
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A) (B)	250,000	249,996
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	400,000	421,581
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	410,844
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.290%, 07/25/19 (B)	246,152	248,057
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.938%, 07/25/45 (A) (B)	280,000	292,901
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47 (A) (B)	500,000	517,345
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/49	400,000	410,912
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 10/15/26	500,000	512,752
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A) (B)	289,924	296,832
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A) (B)	667,092	682,570
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.820%, 07/25/44 (A) (B)	389,823	389,133
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.690%, 06/25/46 (A) (B)	468,851	468,378
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	534,604

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A) (B)	$260,000	$265,885
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A) (B)	427,474	436,057
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A) (B)	357,298	361,583
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A) (B)	304,836	308,492
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A) (B)	374,789	378,976
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A2
2.917%, 08/15/47	225,000	229,406

Total Mortgage-Backed Securities (Cost $9,580,095)		9,546,912

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.7%

FHLMC
3.500%, 11/01/44	1,324,001	1,363,011
3.500%, 04/01/46	879,332	904,785
3.000%, 02/01/45	1,129,736	1,128,942
2.500%, 02/01/30	694,617	699,669
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	508,436
FNMA
4.500%, 02/01/41	1,452,133	1,568,834
4.000%, 03/01/35	561,393	592,969
4.000%, 01/01/42	1,032,540	1,091,616
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	677,465	685,042
GNMA, Ser 2015-47, Cl AE
2.900%, 11/16/55 (B)	519,300	525,943

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $9,161,905)		9,069,247

U.S. TREASURY OBLIGATIONS — 8.8%

U.S. Treasury Bonds
4.625%, 02/15/40	600,000	780,164
3.750%, 08/15/41	1,150,000	1,321,467
3.000%, 05/15/45	525,000	529,225
U.S. Treasury Notes
2.625%, 11/15/20	250,000	258,799
1.875%, 01/31/22	400,000	401,281
0.875%, 10/15/18	1,500,000	1,492,792

Total U.S. Treasury Obligations (Cost $4,905,456)		4,783,728

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2017 (Unaudited)

ASSET-BACKED SECURITIES — 7.9%
	Face Amount	Value
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/41 (A)	$484,375	$479,662
CarFinance Capital Auto Trust, Ser 2014-2A, Cl B
2.640%, 11/16/20 (A)	157,000	157,430
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	75,000	73,292
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28 (A)	262,414	262,118
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	298,353	302,020
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	290,966	287,329
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	300,000	301,224
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/27/28 (A)	250,000	249,656
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	300,311
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	339,835	340,215
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	159,052	159,355
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	4,554	4,619
Taco Bell Funding, Ser 2016-1A, Cl A2II
4.380%, 05/25/46 (A)	248,750	255,595
Thunderbolt Aircraft Lease, Ser 2017-A, Cl A
4.212%, 05/17/32 (A)	300,000	300,000
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	432,618	431,215
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	369,375	371,555

Total Asset-Backed Securities (Cost $4,283,666)		4,275,596

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%

FFCB
2.670%, 05/12/27	500,000	489,553

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
	Face Amount	Value
FNMA
1.250%, 08/23/19	$1,000,000	$994,910

Total U.S. Government Agency Obligations (Cost $1,499,528)		1,484,463

MUNICIPAL BONDS — 2.4%

Alabama Economic Settlement Authority, Ser B
4.263%, 09/15/32	375,000	388,211
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)	400,000	480,064
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,818
Virginia Port Authority, Ser A
2.784%, 07/01/24	150,000	149,409

Total Municipal Bonds (Cost $1,315,819)		1,317,502

SOVEREIGN DEBT — 0.9%

Province of Quebec Canada
2.500%, 04/20/26	500,000	492,570

(Cost $498,640)		492,570

Total Investments — 98.3% (Cost $53,364,227)		$53,277,916

Percentages based on Net Assets of $54,216,687.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2017 was $15,723,912 and represented 29.0% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on April 30, 2017.

‡	Real Estate Investment Trust.

Cl — Class

FFCB — Federal Farm Credit Banks

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of April 30, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND IIII	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 40.8%
	Face Amount	Value
CONSUMER DISCRETIONARY — 1.4%
DR Horton
3.750%, 03/01/19	$300,000	$307,491
Thomson Reuters
6.500%, 07/15/18	250,000	263,587
Viacom
5.625%, 09/15/19	300,000	321,946

		893,024

CONSUMER STAPLES — 5.3%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	250,000	250,523
Bunge Finance
8.500%, 06/15/19	300,000	338,216
Coca-Cola Femsa
2.375%, 11/26/18	300,000	301,711
Constellation Brands
3.875%, 11/15/19	300,000	313,000
Danone
1.691%, 10/30/19 (A)	250,000	246,965
Hillshire Brands
4.100%, 09/15/20	245,000	256,549
Kraft Heinz Foods
2.800%, 07/02/20	300,000	304,693
Molson Coors Brewing
1.900%, 03/15/19 (A)	300,000	299,817
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (A)	300,000	295,602
Smithfield Foods
2.700%, 01/31/20 (A)	300,000	300,663
Suntory Holdings
2.550%, 09/29/19 (A)	250,000	251,508

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Walgreens Boots Alliance
2.700%, 11/18/19	$250,000	$253,625

		3,412,872

ENERGY — 5.9%
BP Capital Markets
1.676%, 05/03/19	350,000	349,495
Canadian Oil Sands
7.750%, 05/15/19 (A)	250,000	273,239
Cenovus Energy
5.700%, 10/15/19	250,000	268,915
Encana
6.500%, 05/15/19	250,000	270,011
EnLink Midstream Partners
2.700%, 04/01/19	300,000	300,373
Marathon Oil
2.700%, 06/01/20	250,000	249,314
Nabors Industries
9.250%, 01/15/19	300,000	331,500
Noble Energy
8.250%, 03/01/19	300,000	332,662
Nustar Logistics
4.800%, 09/01/20	300,000	309,300
ONEOK Partners
8.625%, 03/01/19	300,000	332,815
Phillips 66
1.884%, 04/15/20 (A) (B)	190,000	190,283
Shell International Finance BV
2.000%, 11/15/18	10,000	10,054
1.900%, 08/10/18	5,000	5,024
Western Gas Partners
2.600%, 08/15/18	300,000	301,046
Williams Partners
4.875%, 05/15/23	300,000	309,000

		3,833,031

FINANCIALS — 14.1%
ANZ New Zealand International
2.167%, 01/25/22 (A) (B)	600,000	604,656
Ares Capital
4.875%, 11/30/18	500,000	516,984
Bank of America MTN
2.650%, 04/01/19	250,000	252,925
Bank of Montreal MTN
1.842%, 08/27/21 (B)	250,000	253,024
Bank of Nova Scotia
2.350%, 10/21/20	300,000	301,613
Capital One
1.850%, 09/13/19	250,000	247,863
Citigroup
2.550%, 04/08/19	250,000	252,396
Citizens Bank MTN
2.500%, 03/14/19	250,000	252,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Daimler Finance North America
1.500%, 07/05/19 (A)	$250,000	$246,901
Discover Bank
3.100%, 06/04/20	300,000	306,495
First Republic Bank
2.375%, 06/17/19	250,000	250,570
Ford Motor Credit
2.021%, 05/03/19	250,000	249,329
General Motors Financial
3.100%, 01/15/19	200,000	203,013
Goldman Sachs Group
2.277%, 04/26/22 (B)	250,000	251,460
JPMorgan Chase
2.200%, 10/22/19	250,000	251,083
KeyCorp MTN
2.900%, 09/15/20	300,000	305,396
Metropolitan Life Global Funding I
1.550%, 09/13/19 (A)	300,000	297,294
Morgan Stanley
2.650%, 01/27/20	300,000	303,940
National Australia Bank
2.250%, 01/10/20	100,000	100,402
National City
6.875%, 05/15/19	300,000	328,964
PennantPark Investment
4.500%, 10/01/19	300,000	302,291
Principal Life Global Funding II MTN
2.150%, 01/10/20 (A)	300,000	300,325
Santander Holdings USA
2.700%, 05/24/19	250,000	250,910
Stifel Financial
3.500%, 12/01/20	300,000	306,944
Suncorp-Metway MTN
2.800%, 05/04/22 (A)	300,000	299,832
SunTrust Bank
2.250%, 01/31/20	300,000	301,553
TIAA Asset Management Finance
2.950%, 11/01/19 (A)	250,000	254,024
Toronto-Dominion Bank MTN
1.950%, 01/22/19	600,000	602,565
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	10,078
Wells Fargo MTN
2.033%, 07/22/20 (B)	500,000	506,220
Westpac Banking
2.000%, 08/19/21	250,000	245,075

		9,156,238

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 3.7%
Air Lease
2.125%, 01/15/20	$250,000	$248,416
Amphenol
2.550%, 01/30/19	50,000	50,529
Caterpillar Financial Services MTN
2.100%, 01/10/20	250,000	250,998
1.625%, 06/01/17	50,000	50,014
FLIR Systems
3.125%, 06/15/21	250,000	252,413
Fortive
2.350%, 06/15/21 (A)	250,000	247,447
Masco
7.125%, 03/15/20	250,000	282,000
Rockwell Collins
1.950%, 07/15/19	380,000	380,483
Roper Technologies
6.250%, 09/01/19	100,000	109,077
Siemens Financieringsmaatschappij
1.716%, 03/16/22 (A) (B)	300,000	303,420
Stanley Black & Decker
2.451%, 11/17/18	250,000	252,594

		2,427,391

INFORMATION TECHNOLOGY — 1.3%
Broadcom
2.375%, 01/15/20 (A)	300,000	300,189
Fidelity National Information Services
2.250%, 08/15/21	250,000	246,975
Hewlett Packard Enterprise
2.850%, 10/05/18	300,000	303,471

		850,635

MATERIALS — 4.6%
Celanese US Holdings
5.875%, 06/15/21	250,000	280,208
CF Industries
6.875%, 05/01/18	250,000	261,175
Eastman Chemical
2.700%, 01/15/20	250,000	254,010
EI du Pont de Nemours
1.700%, 05/01/20 (B)	650,000	652,496
Glencore Funding
3.125%, 04/29/19 (A)	300,000	304,515
Martin Marietta Materials
6.600%, 04/15/18	250,000	261,250
Rio Tinto Finance USA
9.000%, 05/01/19	300,000	341,068
RPM International
6.125%, 10/15/19	115,000	125,509
Vulcan Materials
7.500%, 06/15/21	250,000	294,427

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
WestRock RKT
4.450%, 03/01/19	$219,000	$227,974

		3,002,632

REAL ESTATE — 1.2%
American Tower
2.800%, 06/01/20 ‡	300,000	303,701
SBA Tower Trust
3.598%, 04/15/18 ‡ (A)	500,000	500,194

		803,895

TELECOMMUNICATION SERVICES — 1.4%
AT&T
2.300%, 03/11/19	250,000	251,174
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	391,497
Vodafone Group
5.450%, 06/10/19	250,000	267,258

		909,929

UTILITIES — 1.9%
Dominion Resources
2.962%, 07/01/19	250,000	254,405
Emera US Finance
2.700%, 06/15/21	250,000	250,246
NextEra Energy Capital Holdings
7.300%, 09/01/67 (B)	300,000	301,482
Spire
2.550%, 08/15/19	180,000	181,020
United Utilities
4.550%, 06/19/18	250,000	256,959

		1,244,112

Total Corporate Obligations (Cost $26,498,185)		26,533,759

ASSET-BACKED SECURITIES — 19.4%

Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/22	2,030,000	2,011,053
CARDS II Trust, Ser 2016-1A, Cl A
1.612%, 07/15/21 (A) (B)	500,000	502,418
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	15,524	15,517
Chase Issuance Trust, Ser 2015-A7, Cl A7
1.620%, 07/15/20	1,000,000	1,001,185
Chicago Skyscraper Trust, Ser 2017-SKY, Cl B
2.013%, 04/15/30 (A) (B)	380,000	381,054

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/21	$1,000,000	$1,008,598
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	75,000	73,292
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28 (A)	262,414	262,118
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	2,000,000	1,982,655
Drive Auto Receivables Trust, Ser 2016-BA, Cl B
2.560%, 06/15/20 (A)	250,000	251,113
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	516,465	510,009
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	174,000	174,710
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19 (A)	35,175	35,186
Flagship Credit Auto Trust, Ser 2014-1, Cl B
2.550%, 02/18/20 (A)	141,693	141,761
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.530%, 12/15/20 (A)	542,873	546,830
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/27/28 (A)	300,000	299,587
Master Credit Card Trust II, Ser 2016-1A, Cl B
1.930%, 09/23/19 (A)	300,000	300,401
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	300,311
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	407,802	408,258
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	159,052	159,355
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27 (A)	373,791	378,119
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	4,559	4,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21 (A)	$400,000	$399,731
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	440,320	444,033
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	650,000	654,406
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	369,375	371,555

Total Asset-Backed Securities (Cost $12,600,860)		12,617,878

MORTGAGE-BACKED SECURITIES — 17.1%
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A) (B)	449,022	458,038
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A) (B)	549,072	560,097
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A) (B)	410,067	418,300
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A) (B)	350,000	349,994
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/19	250,000	253,898
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	16,359	16,350
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	130,486	141,316
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.290%, 07/25/19 (B)	319,998	322,474
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.882%, 07/25/44 (A) (B)	380,000	390,690
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47 (A) (B)	500,000	517,345
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	31,517	32,458
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/19	362,410	368,440

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	$222,171	$231,687
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46 (A)	353,082	361,175
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 09/15/21	475,861	475,427
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A) (B)	287,850	294,709
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A) (B)	808,548	827,308
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.820%, 07/25/44 (A) (B)	512,650	511,741
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.690%, 06/25/46 (A) (B)	468,642	468,169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/18	155,000	157,461
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	271,669
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1
1.313%, 10/15/46	90,186	90,028
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A1
1.250%, 11/15/18	579,673	577,469
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A) (B)	427,474	436,057
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (A) (B)	474,886	485,311
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A) (B)	590,354	602,206
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A) (B)	320,000	327,244
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (A) (B)	739,885	757,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	$56,014	$55,990
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	207,329	206,651
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	132,882	132,521

Total Mortgage-Backed Securities (Cost $11,157,009)		11,100,006

U.S. TREASURY OBLIGATIONS — 14.5%

U.S. Treasury Notes
2.625%, 04/30/18	250,000	253,633
1.625%, 03/31/19	2,000,000	2,013,672
1.625%, 07/31/19	1,600,000	1,610,813
1.500%, 12/31/18	2,750,000	2,761,923
1.375%, 09/30/18	150,000	150,346
0.875%, 10/15/18	300,000	298,559
0.875%, 06/15/19	2,350,000	2,329,162

Total U.S. Treasury Obligations (Cost $9,420,364)		9,418,108

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%

FNMA
1.250%, 08/23/19	1,000,000	994,910
0.875%, 07/27/18	1,000,000	994,817
0.850%, 07/13/18	1,000,000	995,947

Total U.S. Government Agency Obligations (Cost $2,998,406)		2,985,674

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.2%

FHLMC
6.000%, 01/01/37	1,783	2,017
6.000%, 11/01/37	5,998	6,837
5.500%, 07/01/34	8,327	9,359
4.000%, 03/01/39	14,679	15,471
FNMA
6.000%, 05/01/36	1,261	1,429
6.000%, 08/01/36	992	1,123
6.000%, 11/01/37	3,111	3,522
5.500%, 07/01/38	5,690	6,341
GNMA
8.000%, 05/15/30	418	420
6.000%, 03/15/32	2,556	2,964
6.000%, 09/15/33	12,873	14,928

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
6.000%, 09/15/37	$5,946	$6,741
5.500%, 06/15/38	5,506	6,155
5.000%, 06/15/33	4,444	4,919
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	677,465	685,041

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $779,895)		767,267

MUNICIPAL BONDS — 1.2%
New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20	250,000	246,225
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,818
Virginia Port Authority, Ser A
1.931%, 07/01/20	250,000	248,908

Total Municipal Bonds (Cost $800,000)		794,951

Total Investments — 98.8% (Cost $64,254,719)		$64,217,643

Percentages based on Net Assets of $64,985,945.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2017 was $20,237,244 and represented 31.1% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on April 30, 2017.

‡	Real Estate Investment Trust.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of April 30, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%†
	Shares	Value
CONSUMER DISCRETIONARY — 19.1%
Amazon.com *	1,500	$1,387,485
Comcast, Cl A	9,660	378,575
Home Depot	6,100	952,210
MGM Resorts International	8,700	267,177
Mohawk Industries *	1,125	264,139
Netflix *	2,795	425,399
Pool	2,680	320,582
Priceline Group *	345	637,153
PulteGroup	11,660	264,332
Ross Stores	4,465	290,225
Royal Caribbean Cruises	2,305	245,713
Scripps Networks Interactive, Cl A	2,290	171,109
Walt Disney	7,500	867,000
Wyndham Worldwide	2,895	275,922

		6,747,021

CONSUMER STAPLES — 8.0%
Blue Buffalo Pet Products *	6,580	162,197
CVS Health	6,185	509,891
Dr Pepper Snapple Group	3,320	304,278
Ingredion	1,910	236,496
Kimberly-Clark	2,930	380,167
Kroger	7,400	219,410
Monster Beverage *	6,700	304,046
Spectrum Brands Holdings	2,320	333,454
Sysco	7,380	390,181

		2,840,120

ENERGY — 1.2%
Enbridge	4,800	198,960
EOG Resources	2,560	236,800

		435,760

FINANCIALS — 4.0%
Ameriprise Financial	2,250	287,663
Citizens Financial Group	5,855	214,937
Eaton Vance	6,505	279,260
Morgan Stanley	4,690	203,405

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
MSCI, Cl A	2,000	$200,640
XL Group	5,800	242,730

		1,428,635

HEALTH CARE — 15.7%
Alexion Pharmaceuticals *	2,410	307,950
AmerisourceBergen, Cl A	3,100	254,355
Amgen	3,370	550,389
Gilead Sciences	6,215	426,038
HealthSouth	6,495	304,616
Hill-Rom Holdings	3,185	240,913
Humana	2,040	452,839
ICON *	2,180	184,188
INC Research Holdings, Cl A *	4,375	196,875
Incyte *	2,515	312,564
Ionis Pharmaceuticals *	5,415	260,949
Regeneron Pharmaceuticals *	775	301,080
United Therapeutics *	2,320	291,624
UnitedHealth Group	5,060	884,892
WellCare Health Plans *	2,075	318,326
Zoetis, Cl A	4,535	254,459

		5,542,057

INDUSTRIALS — 11.0%
Armstrong World Industries *	3,695	172,741
Caterpillar	2,220	227,017
Chicago Bridge & Iron	4,700	141,376
Copart *	6,340	195,906
Crane	3,800	303,658
Cummins	1,840	277,730
Deere	3,415	381,148
HD Supply Holdings *	5,400	217,620
MasTec *	7,615	336,202
MSA Safety	2,905	226,154
Oshkosh	4,420	306,704
PACCAR	3,085	205,862
Stanley Black & Decker	1,940	264,131
Union Pacific	3,900	436,644
United Rentals *	1,825	200,130

		3,893,023

INFORMATION TECHNOLOGY — 34.6%
Alliance Data Systems	1,340	334,504
Alphabet, Cl A *	2,085	1,927,624
Apple	17,350	2,492,328
Applied Materials	10,300	418,282
Check Point Software Technologies *	2,510	261,065
Citrix Systems *	2,990	242,011
Electronic Arts *	4,650	440,913
Facebook, Cl A *	9,450	1,419,863
Fiserv *	2,400	285,936
HP	15,700	295,474
Lam Research	2,050	296,943
Micron Technology *	11,255	311,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microsoft	22,335	$1,529,054
ON Semiconductor *	13,920	197,386
Sanmina *	4,500	167,625
Science Applications International	969	70,727
Square, Cl A *	13,275	242,136
Vantiv, Cl A *	5,080	315,163
Visa, Cl A	2,085	190,194
VMware, Cl A *	2,800	263,536
Western Digital	4,120	366,968
Zebra Technologies, Cl A *	1,120	105,582

		12,174,740

MATERIALS — 3.7%
Berry Plastics Group *	3,800	190,000
Eagle Materials	2,240	214,973
FMC	3,605	263,994
Packaging Corp of America	2,940	290,413
Steel Dynamics	4,900	177,086
Summit Materials, Cl A *	6,535	167,688

		1,304,154

REAL ESTATE — 0.9%
CBRE Group, Cl A *	9,325	333,928

TELECOMMUNICATION SERVICES — 1.3%
T-Mobile US *	4,475	301,034
Verizon Communications	3,395	155,864

		456,898

Total Common Stock (Cost $30,449,088)		35,156,336

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $—)	4,700	—

Total Investments — 99.5% (Cost $30,449,088)		$35,156,336

Percentages based on Net Assets of $35,323,102.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

MSCI — Morgan Stanley Capital International

As of April 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The rights were considered Level 2.

For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%†
	Shares	Value
CONSUMER DISCRETIONARY — 5.1%
Best Buy	6,454	$334,382
DR Horton	10,570	347,647
General Motors	17,747	614,756
Kohl’s	6,300	245,889
Las Vegas Sands	4,670	275,483

		1,818,157

CONSUMER STAPLES — 8.2%
Altria Group	11,958	858,345
Colgate-Palmolive	9,792	705,416
CVS Health	4,470	368,507
Dr Pepper Snapple Group	2,080	190,632
Kimberly-Clark	1,595	206,951
Whole Foods Market	15,774	573,700

		2,903,551

ENERGY — 13.5%
Chevron	3,566	380,492
ConocoPhillips	15,297	732,879
ExxonMobil	14,861	1,213,401
Helmerich & Payne	6,275	380,516
Occidental Petroleum	3,674	226,098
Schlumberger	8,408	610,337
Statoil ADR	9,090	149,349
Tesoro	3,392	270,376
Valero Energy	7,491	483,994
Williams Cos Inc.	10,410	318,858

		4,766,300

FINANCIALS — 26.9%
Apollo Global Management, Cl A	10,791	288,875
Bank of America	48,280	1,126,855
Capital One Financial	4,338	348,688
Citigroup	10,885	643,521
Citizens Financial Group	8,020	294,414
Goldman Sachs Group	2,854	638,725
JPMorgan Chase	18,215	1,584,706
KeyCorp	24,115	439,858
MetLife	11,884	615,710

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Morgan Stanley	13,313	$577,385
PNC Financial Services Group	4,003	479,359
Prudential Financial	7,101	760,020
SunTrust Banks	10,690	607,299
Wells Fargo	16,488	887,714
XL Group	4,930	206,321

		9,499,450

HEALTH CARE — 10.7%
Amedisys *	4,660	252,572
Amgen	2,665	435,248
Cardinal Health	2,971	215,665
Gilead Sciences	4,731	324,310
ICON *	9,085	767,592
INC Research Holdings, Cl A *	9,991	449,595
Quest Diagnostics	3,470	366,120
Select Medical Holdings *	13,090	179,988
UnitedHealth Group	4,446	777,515

		3,768,605

INDUSTRIALS — 9.7%
Alaska Air Group	4,859	413,452
Cintas	3,697	452,772
Cummins	3,189	481,348
Eaton	9,805	741,650
Oshkosh	7,331	508,698
Snap-on	1,709	286,309
Union Pacific	4,973	556,777

		3,441,006

INFORMATION TECHNOLOGY — 11.4%
Alliance Data Systems	732	182,729
Apple	4,315	619,850
Cisco Systems	12,627	430,202
DST Systems	3,137	386,196
Intel	12,656	457,514
Microsoft	7,972	545,763
Open Text	14,379	498,664
Western Digital	6,344	565,060
Xerox	46,275	332,717

		4,018,695

MATERIALS — 2.3%
Huntsman	17,031	421,857
LyondellBasell Industries, Cl A	4,731	401,000

		822,857

REAL ESTATE — 4.7%
Apartment Investment & Management, Cl A ‡	7,221	315,847
Digital Realty Trust ‡	4,619	530,446
Realogy Holdings	9,426	287,964
Sun Communities ‡	6,118	511,526

		1,645,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 2.1%
AT&T	15,000	$594,450
Verizon Communications	3,290	151,044

		745,494

UTILITIES — 4.7%
Entergy	7,371	562,113
Exelon	11,779	407,907
Great Plains Energy	14,061	416,065
Public Service Enterprise Group	6,149	270,863

		1,656,948

Total Common Stock (Cost $31,422,234)		35,086,846

Total Investments — 99.3% (Cost $31,422,234)		$35,086,846

Percentages based on Net Assets of $35,336,307.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 12.4%
AMC Entertainment Holdings, Cl A	27,080	$820,524
Big Lots	20,540	1,037,065
Bloomin’ Brands	20,920	453,755
Boyd Gaming	28,025	635,607
Dave & Buster’s Entertainment *	9,070	580,571
Fox Factory Holding *	35,900	1,078,795
J. Jill *	35,710	471,372
LGI Homes *	27,420	872,779
Nautilus *	28,196	513,167
Pool	4,040	483,265
Tenneco	17,465	1,100,818
Tile Shop Holdings	19,175	409,386

		8,457,104

CONSUMER STAPLES — 1.7%
Central Garden & Pet, Cl A *	26,736	941,909
National Beverage	2,705	239,636

		1,181,545

ENERGY — 2.8%
Archrock Partners	18,860	308,361
McDermott International *	99,800	652,691
Sanchez Energy *	35,140	271,984
Tallgrass Energy Partners	6,390	327,807
Unit *	14,940	321,061

		1,881,904

FINANCIALS — 20.2%
Allegiance Bancshares *	13,445	525,027
Associated Banc-Corp	23,945	596,231
Banc of California	13,760	298,592
Berkshire Hills Bancorp	13,150	493,125
Cathay General Bancorp	13,730	522,427
CNO Financial Group	25,660	540,656
Customers Bancorp *	17,790	550,245
Dime Community Bancshares	20,110	391,140
Donnelley Financial Solutions *	44,995	999,788
Enterprise Financial Services	7,310	308,848

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Evercore Partners, Cl A	7,410	$546,488
FB Financial *	8,827	319,890
First Citizens BancShares, Cl A	1,420	494,245
First Defiance Financial	6,940	372,262
First Merchants	8,910	368,696
Hanmi Financial	12,480	362,544
HomeStreet *	16,220	421,720
KCG Holdings, Cl A *	18,010	358,399
MGIC Investment *	83,975	885,097
Piper Jaffray	6,210	388,746
Popular	12,810	536,867
Selective Insurance Group	10,575	558,360
Stifel Financial *	18,915	924,376
TriCo Bancshares	9,537	338,182
Valley National Bancorp	52,090	612,577
Washington Federal	32,785	1,104,854

		13,819,382

HEALTH CARE — 12.8%
Acorda Therapeutics Inc. *	12,650	204,298
Allscripts Healthcare Solutions *	30,440	364,367
Amphastar Pharmaceuticals *	20,095	303,435
Anika Therapeutics *	6,535	301,460
Cambrex *	6,735	399,722
Ensign Group	22,270	399,747
Genomic Health *	10,265	337,308
HealthSouth	25,655	1,203,219
Hill-Rom Holdings	4,600	347,943
Intersect ENT *	19,485	370,215
Landauer	9,700	510,220
Lantheus Holdings *	17,618	229,034
Lexicon Pharmaceuticals *	22,660	353,723
MiMedx Group *	32,545	412,996
PharMerica *	13,505	318,718
Prestige Brands Holdings *	15,325	879,808
Repligen *	11,800	434,122
Retrophin *	33,395	654,207
Vanda Pharmaceuticals *	25,395	387,274
Veracyte *	33,610	284,677

		8,696,493

INDUSTRIALS — 14.9%
ACCO Brands *	38,080	542,640
Atkore International Group *	18,170	477,144
EMCOR Group	5,658	371,957
Greenbrier	11,870	515,752
Harsco *	62,205	811,775
Hawaiian Holdings *	7,971	432,825
MasTec *	14,330	632,669
MRC Global *	23,899	435,679
On Assignment *	12,760	660,585
Park-Ohio Holdings	10,935	430,292
Ply Gem Holdings *	31,465	605,701
Rush Enterprises, Cl A *	9,800	369,950
SPX *	12,585	302,795

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Tetra Tech	9,945	$437,083
Timken	22,730	1,096,723
Triton International	33,255	1,017,936
Tutor Perini *	15,950	492,058
Wabash National	22,750	518,245

		10,151,809

INFORMATION TECHNOLOGY — 18.1%
A10 Networks *	51,680	418,608
ADTRAN	24,225	484,500
Amkor Technology *	74,555	878,258
Cirrus Logic *	17,845	1,148,325
CoreLogic *	25,592	1,093,802
EPAM Systems *	6,045	465,465
ePlus *	9,360	666,900
Extreme Networks *	77,605	606,483
Globant *	14,645	554,899
InvenSense, Cl A *	20,990	269,931
Lattice Semiconductor *	49,375	338,713
Methode Electronics	10,675	475,571
MINDBODY, Cl A *	19,665	557,503
Orbotech *	13,190	434,347
Paycom Software *	10,090	607,923
Rudolph Technologies *	15,333	375,659
Sanmina *	13,730	511,443
Science Applications International	7,310	533,557
Trade Desk, Cl A *	9,645	360,241
Vishay Intertechnology	67,640	1,105,913
Xcerra *	43,305	424,389

		12,312,430

MATERIALS — 5.6%
AK Steel Holding *	46,360	293,922
Koppers Holdings *	10,130	430,019
Louisiana-Pacific *	43,725	1,125,482
PolyOne	12,570	492,869
Rayonier Advanced Materials	20,630	273,348
Stepan	5,060	429,088
US Concrete *	12,985	805,070

		3,849,798

REAL ESTATE — 7.3%
CareTrust ‡	69,005	1,174,464
Corporate Office Properties Trust ‡	16,530	541,192
DuPont Fabros Technology ‡	22,730	1,171,732
Lexington Realty Trust ‡	40,280	409,648
Summit Hotel Properties ‡	38,210	631,611
Xenia Hotels & Resorts ‡	62,110	1,084,441

		5,013,088

COMMON STOCK — continued
	Shares	Value
UTILITIES — 2.7%
Black Hills	7,540	$512,871
Portland General Electric	7,990	362,267
Southwest Gas Holdings	5,019	420,391
Spark Energy, Cl A	14,550	522,345

		1,817,874

Total Common Stock (Cost $58,975,752)		67,181,427

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $—)	5,615	—

Total Investments — 98.5% (Cost $58,975,752)		$67,181,427

Percentages based on Net Assets of $68,207,294.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
AUSTRALIA — 5.0%
Coca-Cola Amatil	89,600	$628,657
Harvey Norman Holdings	170,000	533,370
Macquarie Group	13,500	940,118
Medibank Pvt	221,000	481,561

		2,583,706

AUSTRIA — 3.6%
Erste Group Bank	24,000	858,021
OMV	21,000	967,054

		1,825,075

BRAZIL — 2.8%
Centrais Eletricas Brasileiras *	100,000	560,798
Hypermarcas	51,300	485,031
Vale ADR, Cl B	48,000	411,840

		1,457,669

CANADA — 6.5%
Canadian Imperial Bank of Commerce	14,250	1,150,920
Canadian National Railway	10,000	722,831
George Weston	5,500	493,934
Magna International	10,500	438,599
Open Text	14,700	509,689

		3,315,973

CHINA — 1.6%
CNOOC ADR	6,850	795,628

CZECH REPUBLIC — 1.9%
CEZ	56,000	977,394

DENMARK — 5.4%
Danske Bank	26,100	947,944
H Lundbeck	24,300	1,245,561
Vestas Wind Systems	6,500	559,733

		2,753,238

FINLAND — 3.7%
Neste	23,500	959,691

COMMON STOCK — continued
	Shares	Value
FINLAND — continued
UPM-Kymmene	35,700	$942,257

		1,901,948

FRANCE — 5.7%
Arkema	9,400	995,375
Christian Dior	2,500	686,123
Kering	2,300	712,910
Societe Generale	10,000	546,938

		2,941,346

GERMANY — 5.6%
Allianz	3,300	628,352
Carl Zeiss Meditec	11,700	531,714
Deutsche Lufthansa	33,500	578,027
Infineon Technologies	31,000	641,598
METRO	15,500	510,071

		2,889,762

HONG KONG — 10.2%
China Construction Bank	1,226,500	996,546
Geely Automobile Holdings	500,000	674,950
PCCW	1,174,000	662,590
Ping An Insurance Group of China	150,000	844,652
Tencent Holdings	31,800	995,085
Wharf Holdings	123,900	1,058,471

		5,232,294

INDIA — 1.7%
Tata Motors ADR	24,000	856,080

ISRAEL — 1.5%
Bank Hapoalim	121,000	755,192

ITALY — 2.2%
Davide Campari-Milano	50,000	591,491
DiaSorin	7,000	524,607

		1,116,098

JAPAN — 15.9%
Asahi Glass	119,000	1,031,209
Canon	12,600	417,758
Central Japan Railway	6,650	1,114,646
Disco	2,400	379,350
Hoya	22,700	1,084,142
ITOCHU	55,100	778,987
Mizuho Financial Group	392,000	715,956
Nippon Telegraph & Telephone	20,000	855,618
ORIX	61,000	930,801
Subaru	23,700	895,487

		8,203,954

SINGAPORE — 0.7%
United Overseas Bank	24,200	377,597

SOUTH KOREA — 4.7%
Korea Electric Power ADR	29,000	574,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
KT ADR	41,000	$680,190
LG Display ADR	37,000	476,190
Shinhan Financial Group ADR	16,100	672,336

		2,403,206

SPAIN — 4.5%
ACS Actividades de Construccion y Servicios	30,400	1,126,895
Repsol	74,010	1,171,799

		2,298,694

SWITZERLAND — 2.1%
Logitech International	16,000	534,673
Temenos Group	6,300	545,473

		1,080,146

UNITED KINGDOM — 10.2%
Anglo American	32,800	470,070
Barratt Developments	110,000	825,627
Carnival	8,800	543,218
Close Brothers Group	38,000	832,763
Experian	54,300	1,166,766
ITV	125,600	341,623
Wm Morrison Supermarkets	346,000	1,075,088

		5,255,155

Total Common Stock (Cost $43,653,056)		49,020,155

PREFERRED STOCK — 2.1%

CONSUMER STAPLES — 2.1%
Henkel AG & Co KGaA	7,750	1,055,260

(Cost $934,171)		1,055,260

Total Investments — 97.6% (Cost $44,587,227)		$50,075,415

Percentages are based on Net Assets of $51,294,348.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1, with the exception of Bank Hapoalim which is considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities except for Bank Hapoalim. For the six-month period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Assets:
Cost of securities	$53,364,227	$64,254,719	$30,449,088

Investments in securities at value	$53,277,916	$64,217,643	$35,156,336
Cash and cash equivalents	955,994	1,365,928	320,445
Receivable for investment securities sold	477,915	731,646	299,714
Interest receivable	367,073	316,339	—
Receivable for capital shares sold	15,000	30,000	4,800
Receivable due from Investment Adviser	8,220	8,139	—
Dividends receivable	—	—	11,885
Prepaid expenses	13,815	14,199	12,583

Total Assets	55,115,933	66,683,894	35,805,763

Liabilities:
Payable for investment securities purchased	849,983	1,640,887	443,819
Payable due to administrator	14,398	17,341	9,158
Chief Compliance Officer fees payable	1,153	1,350	666
Payable due to trustees	692	707	345
Shareholder servicing fees payable (Class S Shares)	7	20	7
Shareholder servicing fees payable (Investor Shares)	9	9	9
Distribution fees payable (Investor Shares)	3	2	2
Investment Adviser fees payable	—	—	3,492
Accrued expenses	33,001	37,633	25,163

Total Liabilities	899,246	1,697,949	482,661

Net Assets	$54,216,687	$64,985,945	$35,323,102

Net Assets:
Paid-in Capital	$54,439,964	$65,091,461	$31,809,690
Undistributed (distributions in excess of) net investment income	64,535	65,133	(11,051)
Accumulated net realized loss on investments	(201,501)	(133,573)	(1,182,785)
Net unrealized appreciation (depreciation) on investments	(86,311)	(37,076)	4,707,248

Net Assets	$54,216,687	$64,985,945	$35,323,102

Institutional Shares:
Net Assets	$54,195,425	$64,965,427	$35,299,582
Total shares outstanding at end of period	5,446,683	6,515,499	3,170,568
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.95	$9.97	$11.13
Class S Shares:
Net Assets	$10,748	$10,329	$11,095
Total shares outstanding at end of period	1,080	1,035	997
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.95	$9.98	$11.13
Investor Shares:
Net Assets	$10,514	$10,189	$12,425
Total shares outstanding at end of period	1,057	1,022	1,117
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.95	$9.97	$11.12

*Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Assets:
Cost of securities	$31,422,234	$58,975,752	$44,587,227

Investments in securities at value	$35,086,846	$67,181,427	$50,075,415
Cash and cash equivalents	1,106,686	1,224,013	1,186,246
Foreign currency (Cost $—, $— and $18,858, respectively)	—	—	18,954
Dividends receivable	20,782	9,370	134,172
Receivable for capital shares sold	4,914	2,400	3,000
Tax reclaim receivable	1,093	—	60,830
Receivable for investment securities sold	—	304,370	—
Prepaid expenses	12,712	14,025	14,081

Total Assets	36,233,033	68,735,605	51,492,698

Liabilities:
Payable for investment securities purchased	858,471	417,460	—
Payable due to administrator	9,333	17,754	13,387
Investment Adviser fees payable	3,745	22,390	17,224
Chief Compliance Officer fees payable	687	1,286	1,051
Payable due to trustees	369	609	595
Shareholder servicing fees payable (Class S Shares)	8	7	8
Shareholder servicing fees payable (Investor Shares)	9	9	9
Distribution fees payable (Investor Shares)	2	2	2
Unrealized loss on foreign currency spot contracts	—	—	16
Payable for capital shares redeemed	—	37,116	135,884
Accrued expenses	24,102	31,678	30,174

Total Liabilities	896,726	528,311	198,350

Net Assets	$35,336,307	$68,207,294	$51,294,348

Net Assets:
Paid-in Capital	$32,102,886	$60,179,291	$48,516,564
Undistributed (distributions in excess of) net investment income	7,222	(37,981)	60,401
Accumulated net realized loss on investments	(438,413)	(139,691)	(2,769,428)
Net unrealized appreciation on investments	3,664,612	8,205,675	5,488,188
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(1,377)

Net Assets	$35,336,307	$68,207,294	$51,294,348

Institutional Shares:
Net Assets	$35,312,030	$68,181,748	$51,264,784
Total shares outstanding at end of period	3,216,902	6,103,341	4,925,984
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.98	$11.17	$10.41
Class S Shares:
Net Assets	$11,624	$13,146	$17,041
Total shares outstanding at end of period	1,059	1,177	1,638
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.98	$11.17	$10.40
Investor Shares:
Net Assets	$12,653	$12,400	$12,523
Total shares outstanding at end of period	1,152	1,112	1,204
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.98	$11.15	$10.40

*Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX MONTH PERIOD ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Investment Income
Dividends	$—	$—	$181,058
Interest	764,940	610,164	—
Less: Foreign Taxes Withheld	—	—	(854)

Total Investment Income	764,940	610,164	180,204

Expenses
Investment Advisory Fees	101,834	121,343	94,541
Administration Fees	78,498	93,450	48,591
Trustees’ Fees	4,811	5,583	2,905
Chief Compliance Officer Fees	1,581	1,895	1,000
Distribution Fees (Investor Shares)	13	13	14
Shareholder Servicing Fees (Class S Shares)	2	2	2
Shareholder Servicing Fees (Investor Shares)	5	5	5
Transfer Agent Fees	32,125	32,524	30,924
Audit Fees	12,904	12,904	11,812
Registration & Filing Fees	11,472	11,428	10,036
Legal Fees	11,400	13,367	6,942
Pricing Fees	10,802	13,964	1,865
Printing Fees	5,258	6,384	3,321
Custodian Fees	859	1,075	2,995
Other Expenses	3,491	3,968	2,268

Total Expenses	275,055	317,905	217,221

Less:
Investment Advisory Fees Waiver	(101,834)	(121,343)	(76,850)
Reimbursement from Adviser	(45,929)	(44,882)	—

Net Expenses	127,292	151,680	140,371

Net Investment Income	637,648	458,484	39,833

Net Realized Gain (Loss) on Investments	(5,993)	(62,429)	129,335
Net Change in Unrealized Appreciation (Depreciation) on Investments	(529,520)	(118,037)	3,954,536

Net Gain (Loss) on Investments	(535,513)	(180,466)	4,083,871

Net Increase in Net Assets from Operations	$102,135	$278,018	$4,123,704

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX MONTH PERIOD ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Investment Income
Dividends	$363,874	$368,776	$624,195
Less: Foreign Taxes Withheld	(1,116)	(511)	(67,552)

Total Investment Income	362,758	368,265	556,643

Expenses
Investment Advisory Fees	99,034	231,167	209,084
Administration Fees	50,857	98,193	71,644
Trustees’ Fees	3,015	5,479	4,360
Chief Compliance Officer Fees	1,046	1,962	1,444
Distribution Fees (Investor Shares)	14	14	14
Shareholder Servicing Fees (Class S Shares)	3	2	3
Shareholder Servicing Fees (Investor Shares)	5	5	5
Transfer Agent Fees	30,958	32,639	31,822
Audit Fees	11,812	11,812	11,813
Registration & Filing Fees	9,774	12,751	11,393
Legal Fees	7,232	13,510	10,344
Printing Fees	3,525	6,952	4,757
Pricing Fees	1,859	3,434	3,274
Custodian Fees	1,558	5,604	4,805
Other Expenses	2,320	3,836	3,192

Total Expenses	223,012	427,360	367,954

Less:
Investment Advisory Fees Waiver	(74,459)	(92,560)	(112,403)

Net Expenses	148,553	334,800	255,551

Net Investment Income	214,205	33,465	301,092

Net Realized Gain (Loss) on Investments	563,928	3,338,124	(117,865)
Net Realized Loss on Foreign Currency Transactions	—	—	(11,819)
Net Change in Unrealized Appreciation on Investments	3,196,405	6,221,125	5,202,283
Net Change in Unrealized Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	2,882

Net Gain on Investments and Foreign Currency Transactions	3,760,333	9,559,249	5,075,481

Net Increase in Net Assets from Operations	$3,974,538	$9,592,714	$5,376,573

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus Core Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$637,648	$918,245
Net Realized Gain (Loss) on Investments	(5,993)	185,520
Net Change in Unrealized Appreciation (Depreciation) on Investments	(529,520)	826,335

Net Increase in Net Assets Resulting from Operations	102,135	1,930,100

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(682,458)	(1,031,984)
Class S Shares	(139)	(236)
Investor Shares	(113)	(50)

Total Dividends and Distributions	(682,710)	(1,032,270)

Capital Share Transactions:
Institutional Shares
Issued	4,897,181	6,428,891
Reinvestment of Dividends	681,421	1,028,452
Redeemed	(562,868)	(82,432)

Net Increase in Net Assets from Institutional Shares Transactions	5,015,734	7,374,911

Class S Shares
Issued	—	5
Reinvestment of Dividends	138	236
Redeemed	—	(5)

Net Increase in Net Assets from Class S Shares Transactions	138	236

Investor Shares
Issued	480	10,040
Reinvestment of Dividends	113	50

Net Increase in Net Assets from Investor Shares Transactions	593	10,090

Net Increase in Net Assets from Capital Share Transactions	5,016,465	7,385,237

Total Increase in Net Assets	4,435,890	8,283,067
Net Assets:
Beginning of Period	49,780,797	41,497,730

End of Period	$54,216,687	$49,780,797

Undistributed Net Investment Income	$64,535	$109,597

Share Transactions:
Institutional Shares
Issued	495,637	637,925
Reinvestment of Dividends	69,315	102,911
Redeemed	(57,002)	(8,289)

Total Increase in Institutional Shares	507,950	732,547

Class S Shares
Issued	—	1
Reinvestment of Dividends	14	23
Redeemed	—	(1)

Total Increase in Class S Shares	14	23

Investor Shares
Issued	49	992
Reinvestment of Dividends	11	5

Total Increase in Investor Shares	60	997

Net Increase in Shares Outstanding	508,024	733,567

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus Limited Duration Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$458,484	$512,435
Net Realized Gain (Loss) on Investments	(62,429)	29,261
Net Change in Unrealized Appreciation (Depreciation) on Investments	(118,037)	118,477

Net Increase in Net Assets Resulting from Operations	278,018	660,173

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(455,243)	(541,683)
Class S Shares	(73)	(105)
Investor Shares	(55)	(24)

Total Dividends and Distributions	(455,371)	(541,812)

Capital Share Transactions:
Institutional Shares
Issued	15,245,792	13,802,300 †
Reinvestment of Dividends	453,040	538,103
Redeemed	(2,489,092)	(2,222,012)

Net Increase in Net Assets from Institutional Shares Transactions	13,209,740	12,118,391

Class S Shares
Issued	—	(140,809)^
Reinvestment of Dividends	73	(230)^
Redeemed	—	(5)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	73	(141,044)

Investor Shares
Issued	120	10,040
Reinvestment of Dividends	55	24

Net Increase in Net Assets from Investor Shares Transactions	175	10,064

Net Increase in Net Assets from Capital Share Transactions	13,209,988	11,987,411

Total Increase in Net Assets	13,032,635	12,105,772
Net Assets:
Beginning of Period	51,953,310	39,847,538

End of Period	$64,985,945	$51,953,310

Undistributed Net Investment Income	$65,133	$62,020

Share Transactions:
Institutional Shares
Issued	1,530,723	1,383,249 †
Reinvestment of Dividends	45,597	53,897
Redeemed	(250,113)	(222,297)

Total Increase in Institutional Shares	1,326,207	1,214,849

Class S Shares
Issued	—	(14,113)^
Reinvestment of Dividends	7	(23)^
Redeemed	—	(1)

Total Increase (Decrease) in Class S Shares	7	(14,137)

Investor Shares
Issued	12	1,002
Reinvestment of Dividends	6	2

Total Increase in Investor Shares	18	1,004

Net Increase in Shares Outstanding	1,326,232	1,201,716

^Amounts shown as negative due to canceled transactions.

†Includes subscriptions as a result of in-kind transactions (see Note 9).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus Large Cap Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$39,833	$81,266
Net Realized Gain (Loss) on Investments	129,335	(598,829)
Net Change in Unrealized Appreciation on Investments	3,954,536	83,646

Net Increase (Decrease) in Net Assets Resulting from Operations	4,123,704	(433,917)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(51,102)	(81,805)
Class S Shares	(15)	(29)
Investor Shares	(1)	(1)

Total Dividends and Distributions	(51,118)	(81,835)

Capital Share Transactions:
Institutional Shares
Issued	3,978,420	6,238,875
Reinvestment of Dividends	51,087	81,365
Redeemed	(678,433)	(43,871)

Net Increase in Net Assets from Institutional Shares Transactions	3,351,074	6,276,369

Class S Shares
Issued	—	5
Reinvestment of Dividends	15	29
Redeemed	—	(5)

Net Increase in Net Assets from Class S Shares Transactions	15	29

Investor Shares
Issued	780	10,040
Reinvestment of Dividends	1	1

Net Increase in Net Assets from Investor Shares Transactions	781	10,041

Net Increase in Net Assets from Capital Share Transactions	3,351,870	6,286,439

Total Increase in Net Assets	7,424,456	5,770,687
Net Assets:
Beginning of Period	27,898,646	22,127,959

End of Period	$35,323,102	$27,898,646

Undistributed (Distributions in Excess of) Net Investment Income	$(11,051)	$234

Share Transactions:
Institutional Shares
Issued	381,464	633,717
Reinvestment of Dividends	4,890	8,284
Redeemed	(63,752)	(4,465)

Total Increase in Institutional Shares	322,602	637,536

Class S Shares
Issued	—	1
Reinvestment of Dividends	1	3
Redeemed	—	(1)

Total Increase in Class S Shares	1	3

Investor Shares
Issued	72	1,045
Reinvestment of Dividends	—	—

Total Increase in Investor Shares	72	1,045

Net Increase in Shares Outstanding	322,675	638,584

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus Large Cap Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$214,205	$397,244
Net Realized Gain on Investments	563,928	431,129
Net Change in Unrealized Appreciation on Investments	3,196,405	24,064

Net Increase in Net Assets Resulting from Operations	3,974,538	852,437

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(213,334)	(410,747)
Class S Shares	(76)	(164)
Investor Shares	(55)	(33)

Total Dividends and Distributions	(213,465)	(410,944)

Capital Share Transactions:
Institutional Shares
Issued	4,141,403	5,935,137
Reinvestment of Dividends	213,269	408,401
Redeemed	(909,808)	(51,920)

Net Increase in Net Assets from Institutional Shares Transactions	3,444,864	6,291,618

Class S Shares
Issued	1,817	5
Reinvestment of Dividends	76	164
Redeemed	(1,748)	(5)

Net Increase in Net Assets from Class S Shares Transactions	145	164

Investor Shares
Issued	780	10,040
Reinvestment of Dividends	55	33

Net Increase in Net Assets from Investor Shares Transactions	835	10,073

Net Increase in Net Assets from Capital Share Transactions	3,445,844	6,301,855

Total Increase in Net Assets	7,206,917	6,743,348
Net Assets:
Beginning of Period	28,129,390	21,386,042

End of Period	$35,336,307	$28,129,390

Undistributed Net Investment Income	$7,222	$6,482

Share Transactions:
Institutional Shares
Issued	386,246	624,372
Reinvestment of Dividends	19,658	43,197
Redeemed	(82,965)	(5,539)

Total Increase in Institutional Shares	322,939	662,030

Class S Shares
Issued	168	2
Reinvestment of Dividends	7	17
Redeemed	(159)	(1)

Total Increase in Class S Shares	16	18

Investor Shares
Issued	71	1,073
Reinvestment of Dividends	5	3

Total Increase in Investor Shares	76	1,076

Net Increase in Shares Outstanding	323,031	663,124

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus Small Cap Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$33,465	$67,713
Net Realized Gain (Loss) on Investments	3,338,124	(2,747,545)
Net Change in Unrealized Appreciation on Investments	6,221,125	1,622,695

Net Increase (Decrease) in Net Assets Resulting from Operations	9,592,714	(1,057,137)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(66,112)	(76,221)
Class S Shares	(9)	(15)
Investor Shares	—	(2)
Return of Capital:
Institutional Shares	—	(27,603)
Class S Shares	—	(5)
Investor Shares	—	(1)

Total Dividends and Distributions	(66,121)	(103,847)

Capital Share Transactions:
Institutional Shares
Issued	15,590,951	4,142,482
Reinvestment of Dividends	66,106	103,559
Redeemed	(383,330)	(50,318)

Net Increase in Net Assets from Institutional Shares Transactions	15,273,727	4,195,723

Class S Shares
Issued	2,352	5
Reinvestment of Dividends	9	21
Redeemed	—	(5)

Net Increase in Net Assets from Class S Shares Transactions	2,361	21

Investor Shares
Issued	405	10,040
Reinvestment of Dividends	—	3

Net Increase in Net Assets from Investor Shares Transactions	405	10,043

Net Increase in Net Assets from Capital Share Transactions	15,276,493	4,205,787

Total Increase in Net Assets	24,803,086	3,044,803
Net Assets:
Beginning of Period	43,404,208	40,359,405

End of Period	$68,207,294	$43,404,208

Distributions in Excess of Net Investment Income	$(37,981)	$(5,325)

Share Transactions:
Institutional Shares
Issued	1,623,907	432,717
Reinvestment of Dividends	6,061	10,722
Redeemed	(35,274)	(5,570)

Total Increase in Institutional Shares	1,594,694	437,869

Class S Shares
Issued	212	1
Reinvestment of Dividends	1	2
Redeemed	—	(1)

Total Increase in Class S Shares	213	2

Investor Shares
Issued	38	1,074
Reinvestment of Dividends	—	—

Total Increase in Investor Shares	38	1,074

Net Increase in Shares Outstanding	1,594,945	438,945

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Knights of Columbus International Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$301,092	$640,865
Net Realized Loss on Investments	(117,865)	(1,621,243)
Net Realized Loss on Foreign Currency Transactions	(11,819)	(24,218)
Net Change in Unrealized Appreciation on Investments	5,202,283	2,798,787
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,882	(3,966)

Net Increase in Net Assets Resulting from Operations	5,376,573	1,790,225

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(227,627)	(629,455)
Class S Shares	(64)	(148)
Investor Shares	(35)	(9)

Total Dividends and Distributions	(227,726)	(629,612)

Capital Share Transactions:
Institutional Shares
Issued	1,995,822	4,798,235
Reinvestment of Dividends	227,578	628,858
Redeemed	(386,296)	(53,021)

Net Increase in Net Assets from Institutional Shares Transactions	1,837,104	5,374,072

Class S Shares
Issued	5,660	5
Reinvestment of Dividends	64	148
Redeemed	—	(5)

Net Increase in Net Assets from Class S Shares Transactions	5,724	148

Investor Shares
Issued	435	10,040
Reinvestment of Dividends	35	8

Net Increase in Net Assets from Investor Shares Transactions	470	10,048

Net Increase in Net Assets from Capital Share Transactions	1,843,298	5,384,268

Total Increase in Net Assets	6,992,145	6,544,881
Net Assets:
Beginning of Period	44,302,203	37,757,322

End of Period	$51,294,348	$44,302,203

Undistributed (Distributions in Excess of) Net Investment Income	$60,401	$(12,965)

Share Transactions:
Institutional Shares
Issued	208,558	532,207
Reinvestment of Dividends	22,861	71,811
Redeemed	(39,795)	(5,931)

Total Increase in Institutional Shares	191,624	598,087

Class S Shares
Issued	580	1
Reinvestment of Dividends	6	17
Redeemed	—	(1)

Total Increase in Class S Shares	586	17

Investor Shares
Issued	42	1,157
Reinvestment of Dividends	4	1

Total Increase in Investor Shares	46	1,158

Net Increase in Shares Outstanding	192,256	599,262

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Knights of Columbus Core Bond Fund
Institutional Shares
2017@	$10.08	$0.12	$(0.12)	$—	$(0.13)	$(0.13)	$9.95	0.03%	$54,195	0.50%	1.08%	2.50%	17%
2016	$9.86	$0.20	$0.25	$0.45	$(0.23)	$(0.23)	$10.08	4.59%	$49,760	0.53%	1.19%	2.04%	55%
2015(1)	$10.00	$0.13	$(0.15)	$(0.02)	$(0.12)	$(0.12)	$9.86	(0.18)%	$41,487	0.60%	1.19%	1.87%	68%
Class S Shares
2017@	$10.07	$0.12	$(0.11)	$0.01	$(0.13)	$(0.13)	$9.95	(0.05)%	$11	0.54%	1.12%	2.46%	17%
2016	$9.86	$0.20	$0.24	$0.44	$(0.23)	$(0.23)	$10.07	4.45%	$11	0.58%	1.23%	2.00%	55%
2015(2)	$9.78	$0.05	$0.09	$0.14	$(0.06)	$(0.06)	$9.86	1.39%	$10	0.63%	1.31%	1.64%	68%
Investor Shares
2017@	$10.07	$0.10	$(0.11)	$(0.01)	$(0.11)	$(0.11)	$9.95	0.12%	$11	0.88%	1.46%	2.12%	17%
2016(3)	$10.12	$0.04	$(0.04)	$—	$(0.05)	$(0.05)	$10.07	(0.01)%	$10	0.88%	1.62%	1.15%	55%
Knights of Columbus Limited Duration Bond Fund
Institutional Shares
2017@	$10.01	$0.07	$(0.04)	$0.03	$(0.07)	$(0.07)	$9.97	0.33%	$64,966	0.50%	1.05%	1.51%	61%
2016	$9.99	$0.11	$0.02	$0.13	$(0.11)	$(0.11)	$10.01	1.35%	$51,933	0.53%	1.19%	1.09%	76%
2015(1)	$10.00	$0.05	$(0.01)	$0.04	$(0.05)	$(0.05)	$9.99	0.36%	$39,696	0.60%	1.22%	0.77%	77%
Class S Shares
2017@	$10.01	$0.07	$(0.03)	$0.04	$(0.07)	$(0.07)	$9.98	0.42%	$10	0.53%	1.08%	1.47%	61%
2016	$9.99	$0.10	$0.02	$0.12	$(0.10)	$(0.10)	$10.01	1.24%	$10	0.59%	1.18%	0.98%	76%
2015(2)	$9.99	$0.02	$—	$0.02	$(0.02)	$(0.02)	$9.99	0.24%	$151	0.65%	1.48%	0.71%	77%
Investor Shares
2017@	$10.01	$0.06	$(0.05)	$0.01	$(0.05)	$(0.05)	$9.97	0.15%	$10	0.87%	1.42%	1.13%	61%
2016(3)	$10.02	$0.02	$(0.01)	$0.01	$(0.02)	$(0.02)	$10.01	0.14%	$10	0.89%	1.64%	0.64%	76%
Knights of Columbus Large Cap Growth Fund
Institutional Shares
2017@	$9.79	$0.01	$1.35	$1.36	$(0.02)	$(0.02)	$11.13	13.87%	$35,300	0.89%	1.38%	0.25%	49%
2016	$10.01	$0.03	$(0.22)	$(0.19)	$(0.03)	$(0.03)	$9.79	(1.87)%	$27,879	0.90%	1.55%	0.34%	75%
2015(1)	$10.00	$0.01	$0.01	$0.02	$(0.01)	$(0.01)	$10.01	0.16%	$22,118	0.90%	1.61%	0.08%	66%
Class S Shares
2017@	$9.78	$0.01	$1.36	$1.37	$(0.02)	$(0.02)	$11.13	13.97%	$11	0.93%	1.42%	0.22%	49%
2016	$10.00	$0.03	$(0.22)	$(0.19)	$(0.03)	$(0.03)	$9.78	(1.91)%	$10	0.93%	1.58%	0.30%	75%
2015(2)	$10.22	$—	$(0.22)	$(0.22)	$—	$—	$10.00	(2.12)%	$10	0.93%	1.79%	0.03%	66%
Investor Shares
2017@	$9.78	$(0.01)	$1.35	$1.34	$—	$—	$11.12	13.72%	$12	1.24%	1.73%	(0.10)%	49%
2016(3)	$9.61	$—	$0.17	$0.17	$—	$—	$9.78	1.78%	$10	1.27%	1.96%	(0.03)%	75%

*	Per share data calculated using the average shares method.
†	Total return and portfolio turnover are for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six-month period ended April 30, 2017 (unaudited). All ratios for the period have been annualized.
(1)	Commenced operations on February 27, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on July 14, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Knights of Columbus Large Cap Value Fund
Institutional Shares
2017@	$9.71	$0.07	$1.27	$1.34	$(0.07)	$—	$(0.07)	$10.98	13.80%	$35,312	0.90%	1.35%	1.30%	21%
2016	$9.58	$0.16	$0.13	$0.29	$(0.16)	$—	$(0.16)	$9.71	3.11%	$28,109	0.90%	1.54%	1.66%	57%
2015(1)	$10.00	$0.09	$(0.43)	$(0.34)	$(0.08)	$—	$(0.08)	$9.58	(3.36)%	$21,376	0.90%	1.62%	1.33%	54%
Class S Shares
2017@	$9.71	$0.07	$1.27	$1.34	$(0.07)	$—	$(0.07)	$10.98	13.78%	$11	0.96%	1.41%	1.23%	21%
2016	$9.58	$0.16	$0.13	$0.29	$(0.16)	$—	$(0.16)	$9.71	3.07%	$10	0.94%	1.58%	1.65%	57%
2015(2)	$9.92	$0.03	$(0.34)	$(0.31)	$(0.03)	$—	$(0.03)	$9.58	(3.10)%	$10	0.93%	1.80%	1.07%	54%
Investor Shares
2017@	$9.71	$0.05	$1.27	$1.32	$(0.05)	$—	$(0.05)	$10.98	13.62%	$13	1.24%	1.69%	0.96%	21%
2016(3)	$9.36	$0.03	$0.35	$0.38	$(0.03)	$—	$(0.03)	$9.71	4.07%	$10	1.27%	1.95%	0.90%	57%
Knights of Columbus Small Cap Equity Fund
Institutional Shares
2017@	$9.62	$0.01	$1.55	$1.56	$(0.01)	$—	$(0.01)	$11.17	16.23%	$68,182	1.05%	1.34%	0.10%	62%
2016	$9.91	$0.02	$(0.29)	$(0.27)	$(0.01)	$(0.01)	$(0.02)	$9.62	(2.75)%	$43,385	1.05%	1.51%	0.17%	83%
2015(1)	$10.00	$—	$(0.08)	$(0.08)	$—	$(0.01)	$(0.01)	$9.91	(0.80)%	$40,350	1.05%	1.49%	0.01%	64%
Class S Shares
2017@	$9.62	$—	$1.56	$1.56	$(0.01)	$—	$(0.01)	$11.17	16.21%	$13	1.09%	1.38%	0.05%	62%
2016	$9.91	$0.01	$(0.28)	$(0.27)	$(0.01)	$(0.01)	$(0.02)	$9.62	(2.77)%	$9	1.09%	1.55%	0.13%	83%
2015(2)	$10.55	$(0.01)	$(0.63)	$(0.64)	$—	$—	$—	$9.91	(6.07)%	$10	1.09%	1.65%	(0.34)%	64%
Investor Shares
2017@	$9.61	$(0.01)	$1.55	$1.54	$—	$—	$—	$11.15	16.02%	$12	1.39%	1.68%	(0.24)%	62%
2016(3)	$9.35	$(0.01)	$0.27	$0.26	$—	$—	$—	$9.61	2.81%	$10	1.41%	1.93%	(0.38)%	83%
Knights of Columbus International Equity Fund
Institutional Shares
2017@	$9.35	$0.06	$1.05	$1.11	$(0.05)	$—	$(0.05)	$10.41	11.86%	$51,265	1.10%	1.58%	1.29%	26%
2016	$9.13	$0.15	$0.22	$0.37	$(0.15)	$—	$(0.15)	$9.35	4.12%	$44,282	1.10%	1.71%	1.65%	55%
2015(1)	$10.00	$0.15	$(0.90)	$(0.75)	$(0.12)	$—	$(0.12)	$9.13	(7.50)%	$37,748	1.10%	1.71%	2.36%	30%
Class S Shares
2017@	$9.35	$0.07	$1.03	$1.10	$(0.05)	$—	$(0.05)	$10.40	11.74%	$17	1.15%	1.63%	1.45%	26%
2016	$9.12	$0.15	$0.22	$0.37	$(0.14)	$—	$(0.14)	$9.35	4.20%	$9	1.13%	1.74%	1.63%	55%
2015(2)	$9.82	$0.03	$(0.71)	$(0.68)	$(0.02)	$—	$(0.02)	$9.12	(6.88)%	$9	1.14%	1.80%	1.03%	30%
Investor Shares
2017@	$9.35	$0.04	$1.04	$1.08	$(0.03)	$—	$(0.03)	$10.40	11.57%	$12	1.45%	1.93%	0.93%	26%
2016(3)	$8.68	$—	$0.68	$0.68	$(0.01)	$—	$(0.01)	$9.35	7.80%	$11	1.47%	2.14%	0.12%	55%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Knights of Columbus Core Bond Fund (“Core Bond Fund”), Knights of Columbus Limited Duration Bond Fund (“Limited Duration Bond Fund”), Knights of Columbus Large Cap Growth Fund (“Large Cap Growth Fund”), Knights of Columbus Large Cap Value Fund (“Large Cap Value Fund”), Knights of Columbus Small Cap Equity Fund (“Small Cap Equity Fund”) and Knights of Columbus International Equity Fund (“International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Core Bond Fund and Limited Duration Bond Fund is to seek current income and capital preservation. The investment objective of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Therefore the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended April 30, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cash and cash equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund’s maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six-month period ended April 30, 2017, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the six-month period ended April 30, 2017, the Funds were charged the following for these services:

Core Bond Fund	$78,498
Limited Duration Bond Fund	93,450
Large Cap Growth Fund	48,591
Large Cap Value Fund	50,857
Small Cap Equity Fund	98,193
International Equity Fund	71,644

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2017, the Funds were charged the following rates for these services:

	Class S	Investor
Core Bond Fund	0.04%	0.12%
Limited Duration Bond Fund	0.04%	0.12%
Large Cap Growth Fund	0.04%	0.12%
Large Cap Value Fund	0.04%	0.12%
Small Cap Equity Fund	0.04%	0.12%
International Equity Fund	0.04%	0.11%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Core Bond Fund, Limited Duration Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund at 0.40%, 0.40%, 0.60%, 0.60%, 0.725%, 0.90%, respectively, of each Fund’s average daily net assets.

Effective March 1, 2017, the Adviser has contractually agreed, through February 28, 2018, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

	Contractual Expense Limitations Institutional Shares	Contractual Expense Limitations Class S Shares	Contractual Expense Limitations Investor Shares
Core Bond Fund	0.50%*	0.70%*	0.95%
Limited Duration Bond Fund	0.50%*	0.70%*	0.95%
Large Cap Growth Fund	0.90%	1.10%	1.35%
Large Cap Value Fund	0.90%	1.10%	1.35%
Small Cap Equity Fund	1.05%	1.25%	1.50%
International Equity Fund	1.10%	1.30%	1.55%

*	Prior to March 1, 2016, the contractual expense limitations for the Institutional Shares and Class S Shares were 0.60% and 0.80%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six-month period ending April 30, 2017.

6. Investment Transactions:

For the six-month period ended April 30, 2017, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Knights of Columbus Core Bond Fund	$10,565,050	$5,779,348	$2,179,636	$2,918,126
Knights of Columbus Limited Duration Bond Fund	31,738,260	15,004,544	14,494,681	20,429,965
Knights of Columbus Large Cap Growth Fund	19,467,830	15,135,142	—	—
Knights of Columbus Large Cap Value Fund	12,142,120	6,757,597	—	—
Knights of Columbus Small Cap Equity Fund	53,899,747	37,720,244	—	—
Knights of Columbus International Equity Fund	13,307,193	11,701,795	—	—

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Knights of Columbus Core Bond Fund
2016	$1,032,270	$—	$—	$1,032,270
2015	493,568	—	—	493,568
Knights of Columbus Limited Duration Bond Fund
2016	541,812	—	—	541,812
2015	176,020	—	—	176,020

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Knights of Columbus Large Cap Growth Fund
2016	$81,835	$—	$—	$81,835
2015	11,728	—	—	11,728
Knights of Columbus Large Cap Value Fund
2016	410,944	—	—	410,944
2015	177,121	—	—	177,121
Knights of Columbus Small Cap Equity Fund
2016	76,238	—	27,609	103,847
2015	15,800	—	27,060	42,860
Knights of Columbus International Equity Fund
2016	629,612	—	—	629,612
2015	499,913	—	3,372	503,285

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Knights of Columbus Core Bond Fund	$109,597	$(183,893)	$431,594	$—	$357,298
Knights of Columbus Limited Duration Bond Fund	62,020	(71,144)	80,961	—	71,837
Knights of Columbus Large Cap Growth Fund	234	(1,265,528)	706,121	(1)	(559,174)
Knights of Columbus Large Cap Value Fund	6,482	(964,871)	430,736	1	(527,652)
Knights of Columbus Small Cap Equity Fund	—	(3,462,851)	1,964,262	(1)	(1,498,590)
Knights of Columbus International Equity Fund	49,090	(2,639,744)	218,858	733	(2,371,063)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Knights of Columbus Core Bond Fund	$53,364,227	$411,345	$(497,656)	$(86,311)
Knights of Columbus Limited Duration Bond Fund	64,254,719	145,491	(182,567)	(37,076)
Knights of Columbus Large Cap Growth Fund	30,449,088	5,308,366	(601,118)	4,707,248
Knights of Columbus Large Cap Value Fund	31,422,234	4,232,469	(567,857)	3,664,612
Knights of Columbus Small Cap Equity Fund	58,975,752	9,349,373	(1,143,698)	8,205,675
Knights of Columbus International Equity Fund	44,587,227	6,579,849	(1,091,661)	5,488,188

8. Concentration of Risks:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2017 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership	No. of Shareholders Investor Shares	% Ownership
Core Bond Fund	2	67%	1	99%	1	95%
Limited Duration Bond Fund	2	58%	1	99%	1	98%
Large Cap Growth Fund	2	58%	1	99%	1	93%
Large Cap Value Fund	2	58%	1	98%	1	93%
Small Cap Equity Fund	2	83%	2	99%	1	96%
International Equity Fund	1	84%	2	99%	1	96%

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Knights of Columbus Core Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,000.30	0.50%	$2.48
Class S Shares	1,000.00	1,001.20	0.54%	2.68
Investor Shares	1,000.00	999.50	0.88%	4.36
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,022.12	0.54%	2.71
Investor Shares	1,000.00	1,020.43	0.88%	4.41
Knights of Columbus Limited Duration Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,003.30	0.50%	$2.48
Class S Shares	1,000.00	1,004.20	0.53%	2.63
Investor Shares	1,000.00	1,001.50	0.87%	4.32
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,022.17	0.53%	2.66
Investor Shares	1,000.00	1,020.48	0.87%	4.36
Knights of Columbus Large Cap Growth Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,138.70	0.89%	$4.72
Class S Shares	1,000.00	1,139.70	0.93%	4.93
Investor Shares	1,000.00	1,137.20	1.24%	6.57
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class S Shares	1,000.00	1,020.18	0.93%	4.66
Investor Shares	1,000.00	1,018.65	1.24%	6.21

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Knights of Columbus Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,138.00	0.90%	$4.77
Class S Shares	1,000.00	1,137.80	0.96%	5.09
Investor Shares	1,000.00	1,136.20	1.24%	6.57
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,020.03	0.96%	4.81
Investor Shares	1,000.00	1,018.65	1.24%	6.21
Knights of Columbus Small Cap Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,162.30	1.05%	$5.63
Class S Shares	1,000.00	1,162.10	1.09%	5.84
Investor Shares	1,000.00	1,160.20	1.39%	7.44
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class S Shares	1,000.00	1,019.39	1.09%	5.46
Investor Shares	1,000.00	1,017.90	1.39%	6.95
Knights of Columbus International Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,118.60	1.10%	$5.78
Class S Shares	1,000.00	1,117.40	1.15%	6.04
Investor Shares	1,000.00	1,115.70	1.45%	7.61
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,019.09	1.15%	5.76
Investor Shares	1,000.00	1,017.60	1.45%	7.25
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on December 8, 2016 (the “December 2016 Meeting”) and March 10, 2017 (the “March 2017 Meeting”) to decide whether to renew the following agreements (the “Agreements”):

•	the advisory agreement (the “Advisory Agreement”) between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund (collectively, the “Funds”); and

•	the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Boston Advisors, LLC (the “Sub-Adviser”) with respect to the Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund.

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fees under the Sub-Advisory Agreement and the portion of the fees under the Advisory Agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Advisory Agreement for another year, and renew the Sub-Advisory Agreement through March 31, 2017, at the December 2016 Meeting. At the March 2017 Meeting, the Board agreed to further renew the Sub-Advisory Agreement through June 30, 2017. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017